Nature of Business and Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Purchase price allocation
Cash	$4,942
Accounts receivable	79,508
Prepaids	1,428
Property and equipment	62,990
Goodwill	673,646
Less: Liabilities assumed ($172,899 Canadian)	(137,817)
Total consideration	$684,697